UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SPC Financial Inc.
Address: 3202 Tower Oaks Blvd. Suite 400
         Rockville, MD  20852

13F File Number:  028-14057

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mariann B. Miller
Title:     Chief Compliance Officer
Phone:     301-770-6800

Signature, Place, and Date of Signing:

 /s/  Mariann B. Miller     Rockville, MD     January 25, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    70

Form 13F Information Table Value Total:    $177,717 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS CO            COM              025816109      340     7200 SH       SOLE                        0        0     7200
AT&T INC                       COM              00206R102      365    12055 SH       SOLE                        0        0    12055
CELGENE CORP                   COM              151020104     2204    32600 SH       SOLE                        0        0    32600
CHEVRON CORP NEW               COM              166764100      213     2003 SH       SOLE                        0        0     2003
CONOCOPHILLIPS                 COM              20825C104      457     6277 SH       SOLE                        0        0     6277
DANAHER CORP DEL               COM              235851102      541    11496 SH       SOLE                        0        0    11496
DOMINION RES INC VA NEW        COM              25746U109     1955    36833 SH       SOLE                        0        0    36833
E M C CORP MASS                COM              268648102     2433   112947 SH       SOLE                        0        0   112947
EXXON MOBIL CORP               COM              30231G102      599     7065 SH       SOLE                        0        0     7065
FASTENAL CO                    COM              311900104     1158    26550 SH       SOLE                        0        0    26550
FIRST TR EXCHANGE TRADED FD    DJ INTERNT IDX   33733E302      390    12075 SH       SOLE                        0        0    12075
FIRST TR EXCHANGE TRADED FD    CONSUMR DISCRE   33734X101      398    20060 SH       SOLE                        0        0    20060
FIRST TR EXCHANGE TRADED FD    HLTH CARE ALPH   33734X143      390    14370 SH       SOLE                        0        0    14370
FIRST TR EXCHANGE TRADED FD    UTILITIES ALPH   33734X184      391    21830 SH       SOLE                        0        0    21830
GENERAL ELECTRIC CO            COM              369604103      427    23822 SH       SOLE                        0        0    23822
HARLEY DAVIDSON INC            COM              412822108     1939    49895 SH       SOLE                        0        0    49895
HEINZ H J CO                   COM              423074103      364     6727 SH       SOLE                        0        0     6727
HSN INC                        COM              404303109      410    11300 SH       SOLE                        0        0    11300
INTERNATIONAL BUSINESS MACHS   COM              459200101      373     2031 SH       SOLE                        0        0     2031
INTL PAPER CO                  COM              460146103     2173    73401 SH       SOLE                        0        0    73401
ISHARES INC                    MSCI THAILAND    464286624     1612    26825 SH       SOLE                        0        0    26825
ISHARES INC                    MSCI MEX INVEST  464286822     4433    82457 SH       SOLE                        0        0    82457
ISHARES INC                    MSCI MALAYSIA    464286830     2639   196935 SH       SOLE                        0        0   196935
ISHARES SILVER TRUST           ISHARES          46428Q109     2302    85465 SH       SOLE                        0        0    85465
ISHARES TR                     DJ SEL DIV INX   464287168      274     5100 SH       SOLE                        0        0     5100
ISHARES TR                     BARCLYS TIPS BD  464287176    50000   428485 SH       SOLE                        0        0   428485
ISHARES TR                     TRANSP AVE IDX   464287192     1197    13380 SH       SOLE                        0        0    13380
ISHARES TR                     S&P500 GRW       464287309     3590    53237 SH       SOLE                        0        0    53237
ISHARES TR                     S&P MIDCAP 400   464287507     4155    47425 SH       SOLE                        0        0    47425
ISHARES TR                     S&P NA SOFTWR    464287515      788    14560 SH       SOLE                        0        0    14560
ISHARES TR                     S&P NA TECH FD   464287549     2649    44595 SH       SOLE                        0        0    44595
ISHARES TR                     NASDQ BIO INDX   464287556     1190    11400 SH       SOLE                        0        0    11400
ISHARES TR                     COHEN&ST RLTY    464287564     3825    54470 SH       SOLE                        0        0    54470
ISHARES TR                     CONS SRVC IDX    464287580     3035    42500 SH       SOLE                        0        0    42500
ISHARES TR                     S&P MC 400 GRW   464287606     5415    54845 SH       SOLE                        0        0    54845
ISHARES TR                     DJ US UTILS      464287697     2974    33675 SH       SOLE                        0        0    33675
ISHARES TR                     S&P MIDCP VALU   464287705     3637    47870 SH       SOLE                        0        0    47870
ISHARES TR                     DJ US INDUSTRL   464287754     1029    16175 SH       SOLE                        0        0    16175
ISHARES TR                     S&P SMLCAP 600   464287804     1163    17030 SH       SOLE                        0        0    17030
ISHARES TR                     CONS GOODS IDX   464287812     2517    36750 SH       SOLE                        0        0    36750
ISHARES TR                     S&P SMLCP VALU   464287879     4307    61740 SH       SOLE                        0        0    61740
ISHARES TR                     S&P SMLCP GROW   464287887     3495    46928 SH       SOLE                        0        0    46928
ISHARES TR                     LARGE VAL INDX   464288109     3381    57395 SH       SOLE                        0        0    57395
ISHARES TR                     DJ HEALTH CARE   464288828     1660    28210 SH       SOLE                        0        0    28210
ISHARES TR                     DJ PHARMA INDX   464288836     4755    62200 SH       SOLE                        0        0    62200
ISHARES TR                     ZEALAND INVST    464289123     2566    93115 SH       SOLE                        0        0    93115
ISHARES TR                     INDO INVS MRKT   46429B309     3831   130720 SH       SOLE                        0        0   130720
KELLOGG CO                     COM              487836108     1398    27650 SH       SOLE                        0        0    27650
MHI HOSPITALITY CORP           COM              55302L102      445   187000 SH       SOLE                        0        0   187000
OGE ENERGY CORP                COM              670837103     1983    34970 SH       SOLE                        0        0    34970
ORACLE CORP                    COM              68389X105     1524    59411 SH       SOLE                        0        0    59411
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104     1544    27655 SH       SOLE                        0        0    27655
PROCTER & GAMBLE CO            COM              742718109      219     3279 SH       SOLE                        0        0     3279
PUBLIC SVC ENTERPRISE GROUP    COM              744573106     1365    41350 SH       SOLE                        0        0    41350
RYDEX ETF TRUST                S&P 500 EQ TRD   78355W106    16835   363765 SH       SOLE                        0        0   363765
RYDEX ETF TRUST                S&P500 PUR GRW   78355W403     1146    26500 SH       SOLE                        0        0    26500
SMUCKER J M CO                 COM NEW          832696405     1215    15541 SH       SOLE                        0        0    15541
SPDR S&P 500 ETF TR            TR UNIT          78462F103      497     3960 SH       SOLE                        0        0     3960
SUSQUEHANNA BANCSHARES INC P   COM              869099101      360    42968 SH       SOLE                        0        0    42968
UDR INC                        COM              902653104      767    30576 SH       SOLE                        0        0    30576
VANGUARD INDEX FDS             MCAP VL IDXVIP   922908512      678    13130 SH       SOLE                        0        0    13130
VANGUARD INDEX FDS             LARGE CAP ETF    922908637      907    15825 SH       SOLE                        0        0    15825
VANGUARD INDEX FDS             GROWTH ETF       922908736      892    14435 SH       SOLE                        0        0    14435
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858      559    14622 SH       SOLE                        0        0    14622
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209      659    23506 SH       SOLE                        0        0    23506
WATERS CORP                    COM              941848103      444     6000 SH       SOLE                        0        0     6000
WEYERHAEUSER CO                COM              962166104     1040    55725 SH       SOLE                        0        0    55725
WISCONSIN ENERGY CORP          COM              976657106     1204    34428 SH       SOLE                        0        0    34428
WISDOMTREE TRUST               DIV EX-FINL FD   97717W406     1679    32280 SH       SOLE                        0        0    32280
XILINX INC                     COM              983919101      418    13050 SH       SOLE                        0        0    13050